BUSINESS ACQUISITION (Schedule of pro forma financial information) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Business Combinations [Abstract]
Pro forma net revenues	$ 203,391	$ 63,404
Pro forma net loss	$ (116,397)	$ (193,704)